Columbia VP - Income Opportunities Fund
Summary of Columbia VP – Income Opportunities Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia VP - Income Opportunities Fund	Class 1	Class 2	Class 3
Management fees	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	none	0.25%	0.13%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.71%	0.96%	0.84%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia VP - Income Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	73	227	395	883
Class 2	98	306	531	1,178
Class 3	86	268	466	1,037

Expense Example, No Redemption Columbia VP - Income Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	73	227	395	883
Class 2	98	306	531	1,178
Class 3	86	268	466	1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security.

The Fund may invest up to 25% of its net assets in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, the portfolio managers put more emphasis on credit risk in selecting investments than either maturity or duration.

The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class includes the returns of the Fund’s Class 3 shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), the share classes of the Fund would have annual returns substantially similar because all classes of the Fund’s shares invest in the same portfolio of securities. The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

Best and Worst Quarterly Returns During this Period Best: 2nd Quarter 2009: 16.68% Worst: 4th Quarter 2008: –13.35%
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Columbia VP - Income Opportunities Fund	Share Class Inception Date	1 year	5 years	Life of Fund
Class 1	May 03, 2010	14.97%	9.85%	8.53%
Class 2	May 03, 2010	14.72%	9.62%	8.33%
Class 3	Jun. 01, 2004	14.80%	9.78%	8.49%
BofA Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)		14.58%	9.12%	8.32%